INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2021
INCOME TAXES
Schedule of income taxes

	2021	2020	2019
Current tax expense	$2,697	$7,047	$7,622
Deferred tax expense (benefit)
Origination and reversal of temporary differences	$(100,900)	$(90,459)	$(35,825)
Expense arising from previously unrecognized tax loss or temporary difference	100,511	90,805	40,035
Deferred tax expense	(389)	346	4,210
Provision for income taxes	$2,308	$7,393	$11,832

Disclosure of income tax reconciliation

	2021	2020	2019
Loss before income taxes	$(390,589)	$(290,840)	$(126,440)
Combined statutory Canadian federal and provincial income tax rate	26.50%	26.50%	26.50%
Income tax recovery based on statutory rate	$(103,506)	$(77,073)	$(33,507)
Increase (decrease) in income taxes resulting from:
Expense of mark to market loss and other temporary differences not recognized	$100,511	$90,805	$40,035
Variance between combined Canadian tax rate and the tax rate applicable to foreign earnings	(5,589)	(5,554)	(3,841)
Other permanent items	10,892	(785)	9,145
Total provision for income taxes	$2,308	$7,393	$11,832

Disclosure of deferred taxes
ar
	2021	2020
Tax losses and excess of tax basis over book basis	71,607	23,191
Total deferred income tax assets	71,607	23,191
Offset of deferred income taxes	(70,612)	(22,550)
Net deferred income tax assets	$995	$641

Book to tax differences on other assets	(70,612)	(18,367)
Convertible debentures	—	(4,183)
Total deferred income tax liabilities	(70,612)	(22,550)
Offset of deferred income taxes	70,612	22,550
Net deferred income tax liabilities	$—	$—

Disclosure of income tax, deferred tax movements

	As at	Recognized in	Recognized		As at
	April 1, 2020	profit or loss	in OCI	Other	March 31, 2021
Book to tax differences	4,824	(3,794)	—	(35)	995
Convertible debentures	(4,183)	4,183	—	—	—
	$641	$389	$—	$(35)	$995

ar
	As at	Recognized in	Recognized		As at
	April 1, 2019	profit or loss	in OCI	Other	March 31, 2020
Partnership income deferred for tax	$(3,542)	$3,542	$—	$—	$—
Book to tax differences	27,316	(23,364)	872	—	4,824
Mark to market (gains) losses on derivative instruments	(17,586)	17,586	—	—	—
Convertible debentures	(6,073)	1,890	—	—	(4,183)
	$115	$(346)	$872	$—	$641

Disclosure of temporary difference, unused tax losses and unused tax credits

	2021	2020
Mark to market losses on derivative instruments	$10,886	$31,897
Excess of tax over book basis	74,699	47,038